Share-based Compensation Expense	6 Months Ended
Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation Expense	Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses and general and administrative expenses is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$1,587	$860	$2,971	$(794)
General and administrative	1,335	420	2,291	1,404
Total share-based compensation	$2,922	$1,280	$5,262	$610